Vanguard® Global Minimum Volatility Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (4.5%)
	Wesfarmers Ltd.	833,836	29,398
	Westpac Banking Corp.	637,076	10,719
	Transurban Group (XASX)	1,075,044	10,540
	Coles Group Ltd.	826,795	10,399
	Telstra Group Ltd.	2,745,101	7,934
	Medibank Pvt Ltd.	2,530,369	5,272
	National Australia Bank Ltd.	218,095	4,921
	Insurance Australia Group Ltd.	739,314	2,568
	CSL Ltd.	10,146	2,142
	Atlas Arteria Ltd.	436,237	2,122
	Aurizon Holdings Ltd.	702,246	1,836
	Sonic Healthcare Ltd.	78,824	1,765
	Brambles Ltd.	161,255	1,371
	Computershare Ltd. (XASX)	77,799	1,310
	ANZ Group Holdings Ltd.	48,568	864
	APA Group	111,946	838
	Ramsay Health Care Ltd.	15,567	736
	Washington H Soul Pattinson & Co. Ltd.	30,785	627
	Steadfast Group Ltd.	161,235	599
	BWP Trust	160,090	445
			96,406
Belgium (0.1%)
	Etablissements Franz Colruyt NV	82,187	2,173
Brazil (1.4%)
[1]	Itau Unibanco Holding SA ADR	3,178,587	15,829
	Banco Bradesco SA ADR	4,715,088	13,155
			28,984
Canada (5.4%)
	Enbridge Inc.	475,512	19,470
[1]	Emera Inc.	440,654	17,546
	Royal Bank of Canada	154,895	15,851
	BCE Inc.	256,098	12,107
[2]	Hydro One Ltd.	365,187	9,985
[1]	Fortis Inc. (XTSE)	233,756	9,605
	Intact Financial Corp.	64,876	9,412
	Metro Inc.	121,139	6,575
	Dollarama Inc.	83,125	4,971
	Capital Power Corp.	60,188	2,023
	Canadian Utilities Ltd. Class A	60,201	1,673
	Quebecor Inc. Class B	57,175	1,356
	CCL Industries Inc. Class B	24,867	1,163

		Shares	Market Value ($000)
	Atco Ltd. Class I	19,934	634
	Brookfield Infrastructure Corp. Class A	13,272	586
	TMX Group Ltd.	4,250	419
			113,376
China (3.5%)
	China Shenhua Energy Co. Ltd. Class H	2,330,500	7,254
	China Resources Land Ltd.	1,478,000	7,083
	China Overseas Land & Investment Ltd.	2,538,500	6,855
*,1,2	Koolearn Technology Holding Ltd.	816,521	6,632
	Anhui Conch Cement Co. Ltd. Class H	1,448,414	5,499
	China Pacific Insurance Group Co. Ltd. Class H	1,740,800	4,786
	ENN Energy Holdings Ltd.	280,300	4,223
	Tsingtao Brewery Co. Ltd. Class H	396,000	3,823
	Yum China Holdings Inc.	48,400	2,932
	Tencent Holdings Ltd.	59,400	2,895
	China Mengniu Dairy Co. Ltd.	551,000	2,658
	New China Life Insurance Co. Ltd. Class H	898,600	2,410
	ZTO Express Cayman Inc.	83,800	2,386
[2]	Nongfu Spring Co. Ltd. Class H	390,400	2,210
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	496,000	2,068
	Yanzhou Coal Mining Co. Ltd. Class H	636,000	2,045
	Ping An Insurance Group Co. of China Ltd. Class H	224,000	1,740
	China Resources Gas Group Ltd.	356,400	1,499
	Zhongsheng Group Holdings Ltd.	255,000	1,443
	Haier Smart Home Co. Ltd. Class H	332,800	1,227
	Flat Glass Group Co. Ltd. Class H	317,000	992
	Tingyi Cayman Islands Holding Corp.	572,000	952
	China Conch Venture Holdings Ltd.	195,000	414
*,2	Meituan Class B	5,940	133
			74,159
Finland (0.6%)
	Sampo OYJ Class A	101,161	5,311
	Nokia OYJ	827,835	3,925
*	Elisa OYJ	23,835	1,358
	Orion OYJ Class B	23,863	1,278
			11,872
France (1.3%)
	Orange SA	1,325,371	14,026
	Vivendi SE	915,610	9,833
	Edenred	41,522	2,262
	Bollore SE	109,320	612
			26,733
Germany (0.0%)
	Fielmann AG	23,134	872
Hong Kong (1.6%)
	CLP Holdings Ltd.	1,756,105	13,048
	Power Assets Holdings Ltd.	1,634,770	9,250
	Sun Hung Kai Properties Ltd.	223,000	3,163
	Hang Seng Bank Ltd.	114,900	1,913
	Chow Tai Fook Jewellery Group Ltd.	828,200	1,773
	BOC Hong Kong Holdings Ltd.	504,000	1,761
	Want Want China Holdings Ltd.	2,180,000	1,420
	MTR Corp. Ltd.	263,500	1,410
	Link REIT	79,200	634
			34,372

		Shares	Market Value ($000)
India (3.3%)
[3]	Infosys Ltd. ADR	1,453,421	27,324
[3]	ICICI Bank Ltd. ADR	1,311,307	27,315
[3]	Dr Reddy's Laboratories Ltd. ADR	220,446	11,860
[2]	Reliance Industries Ltd. GDR	43,800	2,513
[3]	Wipro Ltd. ADR	368,844	1,804
			70,816
Indonesia (0.2%)
	Telkom Indonesia Persero Tbk PT ADR	160,059	4,165
Italy (0.1%)
	UnipolSai Assicurazioni SpA	589,372	1,568
Japan (10.9%)
	Softbank Corp.	2,787,300	31,893
	Mizuho Financial Group Inc.	1,782,000	27,836
	Canon Inc.	893,400	19,827
*	Japan Post Holdings Co. Ltd.	1,899,100	16,673
[1]	Japan Post Bank Co. Ltd.	1,697,200	15,079
	Yamada Denki Co. Ltd.	3,420,900	12,421
	East Japan Railway Co.	170,400	9,501
	Central Japan Railway Co.	52,100	6,355
	ENEOS Holdings Inc.	1,572,200	5,629
	Skylark Holdings Co. Ltd.	436,500	5,195
	Takeda Pharmaceutical Co. Ltd.	162,700	5,115
	FUJIFILM Holdings Corp.	95,300	5,043
*	West Japan Railway Co.	113,600	4,757
	Sumitomo Mitsui Financial Group Inc.	102,100	4,437
	Kagome Co. Ltd.	174,100	4,252
	Secom Co. Ltd.	67,800	4,039
	Japan Tobacco Inc.	196,700	4,011
	Sawai Group Holdings Co. Ltd.	120,900	3,741
	Tokyo Gas Co. Ltd.	158,600	3,321
	Kyocera Corp.	55,800	2,895
	Toho Co. Ltd. (XTKS)	74,500	2,751
	Hankyu Hanshin Holdings Inc.	83,800	2,491
	Tokyu Corp.	189,800	2,441
*	Kyushu Railway Co.	102,600	2,300
	Tobu Railway Co. Ltd.	96,100	2,255
	ABC-Mart Inc.	39,100	2,107
	Toyo Suisan Kaisha Ltd.	47,700	1,971
	Kintetsu Group Holdings Co. Ltd.	58,600	1,908
	Aozora Bank Ltd.	79,600	1,591
	SG Holdings Co. Ltd.	91,600	1,413
	Trend Micro Inc.	27,500	1,362
	Seven Bank Ltd.	599,900	1,233
	Osaka Gas Co. Ltd.	75,600	1,220
	Odakyu Electric Railway Co. Ltd.	92,600	1,217
	MOS Food Services Inc.	49,900	1,184
	Shizuoka Financial Group Inc.	138,400	1,172
*	MEIJI Holdings Co. Ltd.	21,600	1,114
*	Yamato Holdings Co. Ltd.	62,100	1,087
*	Obayashi Corp.	109,400	849
*	NH Foods Ltd.	25,600	769
	Hirose Electric Co. Ltd.	5,800	755
	KYORIN Holdings Inc.	54,700	725
	Keio Corp.	19,300	708
	Ezaki Glico Co. Ltd.	21,600	604
	Oracle Corp. Japan	8,700	596

		Shares	Market Value ($000)
	Zensho Holdings Co. Ltd.	22,800	582
	Lion Corp.	50,700	561
	Nagoya Railroad Co. Ltd.	33,000	546
	Brother Industries Ltd.	32,300	502
			230,034
Mexico (0.6%)
	America Movil SAB de CV Class L ADR	479,041	10,026
	Fomento Economico Mexicano SAB de CV ADR	33,364	2,930
			12,956
Netherlands (0.1%)
*	Koninklijke KPN NV	524,531	1,794
	Koninklijke Vopak NV	13,650	411
			2,205
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	119,891	1,968
	Infratil Ltd.	81,484	469
			2,437
Norway (0.5%)
	Orkla ASA	1,232,183	9,199
	DNB Bank ASA	48,737	911
			10,110
Singapore (0.8%)
	Oversea-Chinese Banking Corp. Ltd.	1,062,061	10,493
	Singapore Exchange Ltd.	794,026	5,593
	United Overseas Bank Ltd.	21,233	483
			16,569
South Korea (2.8%)
	KT&G Corp.	278,467	20,888
	Samsung Electronics Co. Ltd.	275,893	13,742
	Samsung Electronics Co. Ltd. Preference Shares	271,644	12,190
	Korea Zinc Co. Ltd.	12,327	5,429
	SK Telecom Co. Ltd.	32,557	1,234
	Maeil Dairies Co. Ltd.	28,395	1,173
	Samsung Fire & Marine Insurance Co. Ltd.	6,547	1,079
	Shinhan Financial Group Co. Ltd.	29,125	985
	Samsung Life Insurance Co. Ltd.	9,408	542
	LG Uplus Corp.	55,319	500
	Shinsegae Inc.	2,636	498
	Samsung SDS Co. Ltd.	4,865	496
	SSANGYONG C&E Co. Ltd.	95,535	447
			59,203
Spain (0.2%)
	Enagas SA	173,007	3,102
	Endesa SA	49,258	982
			4,084
Switzerland (3.3%)
	Swisscom AG (Registered)	61,055	36,075
	Novartis AG (Registered)	238,415	21,555
	Roche Holding AG (Bearer)	11,429	4,183
[2]	Galenica AG	31,063	2,429
	Banque Cantonale Vaudoise (Registered)	17,241	1,639
	Swiss Prime Site AG (Registered)	16,332	1,455
	Allreal Holding AG (Registered)	6,905	1,184
	EMS-Chemie Holding AG (Registered)	1,443	1,076
	Baloise Holding AG (Registered)	4,631	762

		Shares	Market Value ($000)
	Schindler Holding AG Ptg. Ctf.	2,652	565
			70,923
Taiwan (1.6%)
[3]	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	276,088	25,601
	Chunghwa Telecom Co. Ltd. ADR	151,576	5,616
	ASE Technology Holding Co. Ltd. ADR	393,443	2,833
			34,050
United Kingdom (3.0%)
	BAE Systems plc	1,040,109	11,011
	National Grid plc	605,608	7,699
	Halma plc	271,616	7,231
	Sage Group plc	640,085	6,150
	Reckitt Benckiser Group plc	85,541	6,096
	GSK plc	246,303	4,326
	Admiral Group plc	133,950	3,641
	British American Tobacco plc	88,740	3,402
	Pearson plc	251,433	2,867
	Tate & Lyle plc	285,165	2,655
	Rightmove plc	326,619	2,373
	Compass Group plc	96,682	2,310
	Imperial Brands plc	54,052	1,356
	B&M European Value Retail SA	167,077	924
	Phoenix Group Holdings plc	92,424	733
	United Utilities Group plc	33,670	441
			63,215
United States (53.1%)
	Amdocs Ltd.	394,279	36,246
[3]	Gilead Sciences Inc.	410,614	34,467
[3]	Merck & Co. Inc.	317,372	34,089
[3]	Lockheed Martin Corp.	70,806	32,802
[3]	Bristol-Myers Squibb Co.	448,414	32,577
[3]	International Business Machines Corp.	239,627	32,285
[3]	Johnson & Johnson	196,620	32,132
[3]	McDonald's Corp.	118,132	31,588
	AbbVie Inc.	213,298	31,515
[3]	Cisco Systems Inc.	643,376	31,313
	Amgen Inc.	122,408	30,896
[3]	Colgate-Palmolive Co.	406,861	30,323
[3]	AptarGroup Inc.	257,950	29,829
[3]	Republic Services Inc. Class A	238,716	29,797
	Waste Management Inc.	189,410	29,307
[3]	Church & Dwight Co. Inc.	356,108	28,795
[4]	Equity Commonwealth	1,091,502	27,855
[3]	Hormel Foods Corp.	563,484	25,531
	Service Corp. International	335,967	24,912
	Chemed Corp.	48,609	24,554
[3]	White Mountains Insurance Group Ltd.	13,152	20,096
	Dollar General Corp.	83,865	19,591
[3]	Jack Henry & Associates Inc.	103,520	18,643
[1]	Sirius XM Holdings Inc.	3,131,870	18,133
	AmerisourceBergen Corp. Class A	102,922	17,390
[3]	Hawaiian Electric Industries Inc.	409,097	17,293
	Progressive Corp.	124,650	16,996
	Quest Diagnostics Inc.	114,137	16,947
[3]	General Mills Inc.	212,225	16,630
	Kimberly-Clark Corp.	126,975	16,508
[3]	Flowers Foods Inc.	558,563	15,467

		Shares	Market Value ($000)
	Cigna Corp.	47,697	15,104
	Silgan Holdings Inc.	268,919	14,492
[3]	Sonoco Products Co.	216,362	13,222
	Duke Energy Corp.	117,285	12,016
	Gen Digital Inc. (XNGS)	515,541	11,863
[3]	Dolby Laboratories Inc. Class A	148,682	11,829
	IDACORP Inc.	111,641	11,813
	Commerce Bancshares Inc.	175,902	11,708
	Washington Federal Inc.	324,336	11,501
[3]	Oracle Corp.	124,461	11,010
	Premier Inc. Class A	306,005	10,208
	Northrop Grumman Corp.	22,437	10,053
*,3	Check Point Software Technologies Ltd.	75,655	9,623
	Consolidated Edison Inc.	100,078	9,538
	Huntington Ingalls Industries Inc.	35,271	7,779
	NewMarket Corp.	21,917	7,551
[3]	Maximus Inc.	100,681	7,536
[3]	AT&T Inc.	363,933	7,413
[3]	Kellogg Co.	97,054	6,656
*	FTI Consulting Inc.	41,255	6,581
	General Dynamics Corp.	25,326	5,902
	MDU Resources Group Inc.	173,280	5,356
	American States Water Co.	54,729	5,154
*	J M Smucker Co.	29,507	4,509
	Atmos Energy Corp.	37,873	4,452
	PepsiCo Inc.	24,107	4,123
[3]	Hershey Co.	17,687	3,972
	Cboe Global Markets Inc.	31,473	3,867
[3]	Prosperity Bancshares Inc.	49,601	3,763
[3]	Motorola Solutions Inc.	13,218	3,397
	W R Berkley Corp.	48,262	3,385
	Becton Dickinson and Co.	12,399	3,127
	Capitol Federal Financial Inc.	358,205	2,998
*	Grand Canyon Education Inc.	23,219	2,706
	Independent Bank Corp. (XNGS)	27,788	2,214
	Werner Enterprises Inc.	47,021	2,209
	United Bankshares Inc.	53,614	2,155
*	Vertex Pharmaceuticals Inc.	6,611	2,136
	CVB Financial Corp.	87,506	2,119
	TFS Financial Corp.	143,421	2,044
	Royalty Pharma plc Class A	48,043	1,883
	First Interstate BancSystem Inc. Class A	51,912	1,863
[3]	Verizon Communications Inc.	40,525	1,685
	NorthWestern Corp.	29,482	1,675
	Southwest Gas Holdings Inc.	24,288	1,626
	Evergy Inc.	24,699	1,547
	Rollins Inc.	41,274	1,502
[3]	Lancaster Colony Corp.	7,436	1,427
*	Insight Enterprises Inc.	12,109	1,365
*	NetScout Systems Inc.	40,934	1,314
	Genpact Ltd.	27,164	1,284
	Campbell Soup Co.	24,550	1,275
	Avista Corp.	30,729	1,226
	Genuine Parts Co.	7,117	1,194
	Old National Bancorp	68,036	1,191
	First Financial Bankshares Inc.	32,855	1,170
[3]	Williams Cos. Inc.	35,731	1,152
*	Enstar Group Ltd.	4,732	1,147

		Shares	Market Value ($000)
	RLI Corp.	8,364	1,108
	New Jersey Resources Corp.	22,104	1,103
[3]	Procter & Gamble Co.	7,708	1,097
	Community Bank System Inc.	18,791	1,084
	Selective Insurance Group Inc.	11,374	1,080
	H&R Block Inc.	27,192	1,060
	ONE Gas Inc.	11,488	946
*	Prestige Consumer Healthcare Inc.	14,289	940
	Eastern Bankshares Inc.	57,802	935
*	McKesson Corp.	2,383	902
	Northwest Bancshares Inc.	61,950	876
*	Plexus Corp.	9,115	875
	Madison Square Garden Sports Corp.	4,200	764
	Provident Financial Services Inc.	32,557	764
*	Progress Software Corp.	12,606	669
	Spire Inc.	8,085	584
	Bank of Hawaii Corp.	7,042	539
	CSG Systems International Inc.	8,832	527
	Independent Bank Group Inc.	8,085	496
	Hanover Insurance Group Inc.	3,586	483
	Roper Technologies Inc.	1,066	455
	California Water Service Group	7,364	450
	Reynolds Consumer Products Inc.	14,421	429
	Laureate Education Inc. Class A	38,579	424
			1,125,707
Total Common Stocks (Cost $1,842,126)			2,096,989
Temporary Cash Investments (4.3%)
Money Market Fund (4.3%)
[5,6]	Vanguard Market Liquidity Fund, 4.437% (Cost $92,223)	922,393	92,230
Total Investments (103.3%) (Cost $1,934,349)			2,189,219
Other Assets and Liabilities—Net (-3.3%)			(70,738)
Net Assets (100%)			2,118,481
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,168,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $23,902,000, representing 1.1% of net assets.
3	Securities with a value of $41,140,000 have been segregated as collateral for open forward currency contracts.
4	Securities with a value of $917,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $69,018,000 was received for securities on loan, of which $54,281,000 is held in Vanguard Market Liquidity Fund and $14,737,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	73	14,929	311
Euro Stoxx 50 Index	March 2023	1	45	2
S&P ASX 200 Index	March 2023	4	524	19
Topix Index	March 2023	9	1,366	21
				353

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	2/15/23	AUD	3,980	USD	2,698	113	—
Goldman Sachs International	2/15/23	BRL	8,170	USD	1,499	106	—
BNP Paribas	2/15/23	CAD	14,320	USD	10,707	56	—
Goldman Sachs International	2/15/23	INR	241,233	USD	2,915	27	—
BNP Paribas	2/15/23	JPY	1,572,609	USD	11,966	139	—
Citibank, N.A.	2/15/23	KRW	4,933,663	USD	3,872	136	—
BNP Paribas	2/15/23	NOK	71,350	USD	7,250	—	(97)
State Street Bank & Trust Co.	2/15/23	USD	91,853	AUD	135,426	—	(3,794)
BNP Paribas	2/15/23	USD	7,096	AUD	10,049	—	(1)
Deutsche Bank AG	2/15/23	USD	17,531	BRL	95,697	—	(1,269)
Goldman Sachs International	2/15/23	USD	13,817	BRL	70,425	—	(18)
Toronto-Dominion Bank	2/15/23	USD	125,738	CAD	170,245	—	(2,224)
Royal Bank of Canada	2/15/23	USD	1,065	CAD	1,441	—	(18)
Citibank, N.A.	2/15/23	USD	77,475	CHF	72,062	—	(1,360)
BNP Paribas	2/15/23	USD	1,515	CHF	1,410	—	(28)
State Street Bank & Trust Co.	2/15/23	USD	43,898	EUR	41,489	—	(1,250)
Deutsche Bank AG	2/15/23	USD	1,296	EUR	1,226	—	(38)
State Street Bank & Trust Co.	2/15/23	USD	60,124	GBP	50,403	—	(2,035)
Citibank, N.A.	2/15/23	USD	99,560	HKD	776,827	408	—
Goldman Sachs International	2/15/23	USD	5,824	HKD	45,441	24	—
BNP Paribas	2/15/23	USD	5,611	HKD	43,839	16	—
Citibank, N.A.	2/15/23	USD	4,108	IDR	64,142,370	—	(170)
BNP Paribas	2/15/23	USD	74,970	INR	6,203,866	—	(697)
Toronto-Dominion Bank	2/15/23	USD	236,305	JPY	31,434,196	—	(5,659)
BNP Paribas	2/15/23	USD	5,365	JPY	683,201	107	—
State Street Bank & Trust Co.	2/15/23	USD	59,086	KRW	75,275,371	—	(2,056)
Barclays Bank plc	2/15/23	USD	6,318	KRW	7,740,716	31	—
Deutsche Bank AG	2/15/23	USD	11,775	MXN	229,793	—	(398)
Bank of Montreal	2/15/23	USD	8,830	NOK	89,875	—	(180)
BNP Paribas	2/15/23	USD	8,947	NOK	87,460	179	—
Citibank, N.A.	2/15/23	USD	2,979	NZD	4,773	—	(106)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	2/15/23	USD	1,731	SEK	18,333	—	(24)
Barclays Bank plc	2/15/23	USD	16,467	SGD	22,117	—	(373)
BNP Paribas	2/15/23	USD	35,164	TWD	1,074,750	—	(683)
						1,342	(22,478)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At January 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $441,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—International	261,834	709,448	—	971,282
Common Stocks—United States	1,125,707	—	—	1,125,707
Temporary Cash Investments	92,230	—	—	92,230
Total	1,479,771	709,448	—	2,189,219
Derivative Financial Instruments
Assets
Futures Contracts[1]	353	—	—	353
Forward Currency Contracts	—	1,342	—	1,342
Total	353	1,342	—	1,695
Liabilities
Forward Currency Contracts	—	22,478	—	22,478
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.